VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

April 23, 2015

BY EDGARLINK

Naseem Nixon, Esq.

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
Prospectus Title: Voya Preferred Advantage Variable Annuity
File Nos.: 333-202174 and 811-05626

Dear Ms. Nixon:

On behalf of Voya Insurance and Annuity Company (the “Company”) and its Separate Account B (“Separate Account B”) (collectively, the “Registrant”), we hereby submit this Pre-Effective Amendment No. 1 and respond to the comments received from you via letter  dated April 15, 2015, in connection with the above-referenced registration statement.

Your comments and our responses are noted below.

1.   General Comments

a.    Please confirm in correspondence to the staff that all missing information and required exhibits will be included in the subsequent pre-effective amendment filing for this registration statement.

RESPONSE:  We confirm that all missing information and required exhibits are included in this Pre-Effective Amendment No. 1 filing for this registration statement.

b.    Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the Company’s guarantees under the Contract or whether the Company will be solely responsible for payment of Contract benefits.

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RESPONSE: There are no guarantees or support agreements with third parties to support any of the Company’s guarantees under the Contract. The Company will be solely responsible for payment of contract benefits.

c.    Please confirm supplementally that all material state-required variations to the terms described in the prospectus are disclosed therein.

RESPONSE: The Contracts described in the prospectus have been filed with the Interstate Insurance Product Regulation Commission for sale in the 44 states that have adopted the Interstate Insurance Compact (the “Compact”) insurance product standards covering variable annuities, and have begun to be filed in the remaining states that are not part of the Compact. There are currently no material state-required variations to the terms described in the prospectus. We confirm, however, that we will include any material state-required variations to the terms described in the prospectus, in the event any such variations arise.

2.   Cover Page. Certain footnotes referenced in the list of underlying funds do not have corresponding footnote disclosure and vice-versa. Please revise the disclosures accordingly.

RESPONSE:  The list of underlying funds on page 2 of the prospectus has been completed, including all applicable footnote references and necessary disclosures.

3.   Glossary

a.    Please confirm that all defined terms are consistently capitalized throughout the prospectus (e.g., “accumulation unit” on page 12).

RESPONSE:  We hereby confirm that all defined terms are consistently capitalized throughout the prospectus.

b.   Please include a definition of “Asset Based Administration Fee” in the Glossary.

RESPONSE:  We have added the definition of Asset based Administration Fee to the Glossary as requested.

4.   Synopsis – Fees Tables (pp. 7-8)

a.    Please update the page references in the footnotes to the fee tables.

RESPONSE:  We have updated the page references throughout the document, including in the footnotes to the fee table, to be accurate.

b.   Please remove the subheading “Maximum and Minimum Fund Fees and Expenses Examples” from the expense example as this added subheading may create confusion and impede understanding of the required information (e.g., the fact that the example pertains to the expenses of the Contract, not underlying funds). See General Instruction 2 of Form N-4 and Guide 7 of the Guidelines for Form
N-4.

RESPONSE:  We have made this revision, as requested.

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5.   Contract Summary – General Description (p. 8). Prospectus disclosure provides that the description of the Contract in the prospectus is “subject to the terms of the Contract…” and that the prospectus provides “a general description of the Contract.” Please revise the disclosure to clarify that all material features and benefits under the contract are disclosed in the prospectus.

RESPONSE:  We have revised the “General Description” of the Contract as requested.

6.   Transfers (pp. 9 and 24). Please disclose the minimum number of funds that will be available under the Contract. If the Company is reserving the right to reduce significantly the number of investment options available under the Contract, please add prominent risk disclosure on pages 2 and 24 of the prospectus and throughout the registration statement where applicable.

RESPONSE:  There is not a minimum number of funds that may be offered through the Contract at any time, and one of the primary purposes of the Contract is to make available a substantial number Subaccounts through which investors can allocate money into the funds. Consequently, we have no intent to reduce significantly the number of investment options available under the Contract. To eliminate any concern about this in the prospectus, we have removed the qualifier that was found in the Transfers and other sections of “if more than one Subaccount is available . . .”.

7. Free Look/Right to Cancel (p. 19). Prospectus disclosure states that if the payment for a cancelled contract came from a transfer or rollover from another contract issued by the Company or one of its affiliates where an “early withdrawal charge” was reduced or eliminated, the payment will be restored to the owner’s prior contract. In correspondence to the staff, please provide the legal basis for treating such transfers and rollovers differently from transfers and rollovers derived from other sources.

RESPONSE:  We have deleted the sentence about payment being restored to the prior owner’s contract, which we anticipate will resolve your concerns.

8.    Periodic Fees and Charges – Asset Based Administration Fee (p. 20). Please delete the sentence related to a maximum Asset Based Administration Fee that may be imposed on future dates as any such fee increase must be disclosed in a post-effective amendment to the registration statement.

RESPONSE:  We have deleted the sentence requested and acknowledge that any future increase in the Asset Based Administration Fee will be disclosed in a post-effective amendment to the registration statement.

9. Dollar Cost Averaging Program (p. 25). Prospectus disclosure provides that the Company “may modify, suspend or terminate the dollar cost averaging program at any time.” Please specify how far in advance such notice will be provided to contract owners regarding these changes.

RESPONSE:  We have added to the Dollar Cost Averaging Program section disclosure that we will provide advance notice of any suspension or termination of the Dollar Cost Averaging Program. Any such action will not occur before a prospectus supplement describing suspension or termination has been filed with the SEC and mailed to existing Contract Owners.

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10.   Withdrawals (pp. 28-29)

a.   In the introductory paragraph of this section, as well as the second paragraph under the sub-heading “Regular Withdrawals,” the prospectus states that “[a]n exception will be made for systematic withdrawals.” Please include a cross reference or “see below” statement for additional information regarding systematic withdrawals.

RESPONSE:  We added “as described below” to the end of the sentences you reference in your comment.

b.   Under the sub-heading “Systematic Withdrawals,” please indicate whether any minimum Accumulation Value will be required with respect to systematic withdrawals.

RESPONSE:  There is no minimum Accumulation Value that is required for election of Systematic Withdrawals. The only minimums are those related to the minimum systematic withdrawal amounts that are described in this section of the prospectus. We have revised the “Systematic Withdrawals” subsection to make this clear.

11.   Payment of the Death Benefit Proceeds to a Spousal or Non-spousal Beneficiary (pp. 31-32)

a.    For better clarity, please consider revising this section to more clearly describe the three ways to receive death benefit proceeds (i.e., one lump sum payment, installment payments, or applying proceeds to an Annuity Plan) in sequential order with subheadings rather than in one paragraph.

RESPONSE:  We have reformatted this section to help make the disclosure easier to understand.

b.    Please clarify what is the “deferral period” under the contract (i.e., the period of time after the Company receives Proof of Death and all required claim forms but before the Company receives notice of how the Beneficiary wants to receive the death benefit proceeds).

RESPONSE:  In response to your comment and to improve the disclosure, we have revised the sentence that used the phrase “deferral period” to read as follows:

“During any period after we receive Proof of Death and all required claim forms and before the entire Death Benefit is paid, the Contract will continue under the same terms and will continue to be affected by the investment performance of the Subaccounts selected.”

We believe this better clarifies what we meant by use of the phrase “deferral period.”

c.     In the discussion regarding Annuity Plans, please include a cross reference to the page in the prospectus where Annuity Plans are directly discussed.

RESPONSE:  We have added the cross-reference as you suggested.

d.    With respect to the “retained asset account,” please explain that the interest bearing account, backed by the Company’s General Account, is subject to the Company’s financial strength and claims-paying ability.

RESPONSE:  We have added the explanation you requested.

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e.     For better clarity, please consider including a sub-heading in this section regarding “stretch payments.”

RESPONSE:  We have added this sub-heading to the paragraph that discusses “stretch payments.”

12.   Annuity Plans (p. 34). Please note that the default annuity payment option under a variable annuity contract should be a variable option unless the only annuity payment options available under a variable annuity contract are fixed annuities (see Guide 10 of the Guidelines for Form N-4). Please revise the disclosure regarding annuity plans as appropriate.

RESPONSE:  Only fixed annuity payments are available under the Contract, and we have enhanced the definition of Annuity Plan to make that clearer.

13. Tandy Representation

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Because the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statements, it should furnish a letter, at the time of such request, acknowledging that:

•      Should the Commission or the staff, acting pursuant to delegated authority, declare the filings effective, it does not foreclose the Commission from taking any action with respect to the filings;

•      The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

•      The registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filings or in response to our comments on your filings. We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

RESPONSE:  A separate letter that includes the Tandy representations is included with this Pre-Effective Amendment No. 1 filing. Additionally, a written request for acceleration of the effective date of the registration statement is included with this Pre-Effective Amendment No. 1 filing, and we acknowledge our awareness of our responsibilities you describe above.

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We appreciate your help with this matter and if you have any questions or comments, please do not hesitate to call me at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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